Leases - Schedule of Undiscounted Future Minimum Lease Payments (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Operating Lease
2022	$ 1,240,333
2023	1,169,559
2024	535,943
2025	0
Undiscounted future minimum lease payments	2,945,835
Less: Amount representing interest payments	(150,237)
Total lease liabilities	2,795,598
Less current portion	(1,142,413)	$ (924,265)
Noncurrent lease liabilities	1,653,185	2,372,777
Finance Lease
2022	444,928
2023	406,339
2024	401,496
2025	401,496
2026	401,496
Thereafter	4,784,494
Undiscounted future minimum lease payments	6,840,249
Less: Amount representing interest payments	(2,916,769)
Total lease liabilities	3,923,480
Less current portion	(161,050)	(194,717)
Noncurrent lease liabilities	$ 3,762,430	$ 3,923,554